PGIM Quant Solutions Commodity Strategies Fund Investment Strategy - PGIM Quant Solutions Commodity Strategies Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Principal Investment Strategies.Under normal circumstances, the Fund maintains exposures representing at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the commodity markets through investment of the Fund’s assets directly or in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the “Cayman Subsidiary”).For the purposes of the Fund’s 80% investment policy, commodities are assets that have tangible properties, such as oil and other energy products, metals and agricultural products.The Fund, which is actively managed, gains exposure to the commodity markets through investment of the Fund’s assets directly or in the Cayman Subsidiary. The subadviser’s strategy seeks to generate returns over a market cycle in excess of the Bloomberg Commodity Index (the “Index”) using a systematic, factor-based investment process. The Fund is not sponsored by or affiliated with Bloomberg.The Index is a broadly diversified futures index currently composed of futures contracts on 25 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. The Fund's investments in specific commodities and its exposure levels to commodities may differ from those included in the Index and the Fund may gain exposure to sectors which are not included in the Index. The Fund invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, which are designed to provide exposure to the investment returns of assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked derivative instruments may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. As noted above, the Fund gains exposure to commodity markets by investing up to 25% of its net assets in the Cayman Subsidiary. The Cayman Subsidiary invests primarily in exchange-traded futures contracts, and exchange-traded forward contracts, on commodities in order to seek returns over time in excess of the performance of the Index, as determined by the subadviser, from investments that would generate non-qualifying income under Subchapter M of the Internal Revenue Code (the “Code”) if owned directly by the Fund. The Cayman Subsidiary may also invest in high quality, short-term instruments, which may include positions in U.S. Treasury securities, government agency debt and money market funds, which are intended to serve as margin or collateral for the Cayman Subsidiary’s futures positions. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the U.S. federal tax law requirements applicable to regulated investment companies (“RICs”) such as the Fund. The Fund may also gain direct exposure to commodities through direct investments in certain ETFs and as otherwise may be permitted by the 1940 Act and exemptive orders, releases, no-action letters or similar relief or interpretations issued by the Securities and Exchange Commission (the “SEC”). Most of the Fund’s commodity investments are through exchange-traded futures contracts, and exchange-traded forward contracts, on commodities, in each case held by its Cayman Subsidiary. The Fund may also invest, directly or through the Cayman Subsidiary, in options on futures contracts linked to commodities, commodity-linked structured notes (“CLNs”) linked to commodity indices, and exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) whose returns are linked to commodities or commodity indices within the limits of applicable tax law. The Fund also invests directly, or indirectly through the Cayman Subsidiary, in securities issued by the U.S. Government. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Subject to the Fund’s 80% investment policy, the Fund may hold a significant portion of its assets directly or indirectly in cash and/or invest in money market instruments, including commercial paper of a company, government securities, sovereign debt, certificates of deposit, bankers' acceptances, time deposits of banks, and obligations issued or guaranteed by a government or its agencies or instrumentalities. These obligations may be U.S. dollar-denominated or denominated in a foreign currency. A portion of the cash or cash equivalent investments in the Fund and in the Cayman Subsidiary will serve as margin or collateral. The Fund may invest up to 10% of its net assets in ETFs.